United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 4, 2012
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      244      200 SH       Sole                      200
3M Company                     COM              88579y101     1585    17769 SH       Sole                    17769
AT&T Inc.                      COM              00206r102      441    14130 SH       Sole                    14130
Abbott Labs                    COM              002824100     1592    25980 SH       Sole                    25980
American Express Co            COM              025816109     1906    32950 SH       Sole                    32950
Amgen Inc                      COM              031162100     1330    19565 SH       Sole                    19565
Anadarko Pete Corp             COM              032511107      439     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     2199     3667 SH       Sole                     3667
Baker Hughes Inc               COM              057224107     1042    24842 SH       Sole                    24842
Bristol Myers Squibb           COM              110122108      369    10925 SH       Sole                    10925
CSX Corp                       COM              126408103     1777    82580 SH       Sole                    82580
Cisco Systems Inc              COM              17275r102     1767    83566 SH       Sole                    83566
Coca Cola Co                   COM              191216100     1055    14250 SH       Sole                    14250
Corning Inc                    COM              219350105     1358    96441 SH       Sole                    96441
EMC Corp.                      COM              268648102     2778    92968 SH       Sole                    92968
Emerson Elec Co                COM              291011104     1350    25875 SH       Sole                    25875
Expeditors Intl Wash           COM              302130109     1885    40535 SH       Sole                    40535
Exxon Mobil Corp               COM              302290101     3515    40531 SH       Sole                    40531
Fluor Corp                     COM              343412102     1330    22150 SH       Sole                    22150
General Electric Co.           COM              369604103     1876    93452 SH       Sole                    93452
International Business Machine COM              459200101     4449    21325 SH       Sole                    21325
Lowes Cos Inc                  COM              548661107     2028    64624 SH       Sole                    64624
Microsoft Corp                 COM              594918104     1709    52982 SH       Sole                    52982
Monsanto Co                    COM              61166w101     1407    17642 SH       Sole                    17642
Oceaneering Intl               COM              675232102      431     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     2042    70034 SH       Sole                    70034
Pepsico Inc                    COM              713448108     1376    20733 SH       Sole                    20733
Pfizer Inc                     COM              717081103     1129    49859 SH       Sole                    49859
Pitney Bowes Inc               COM              724479100      288    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     1417    20265 SH       Sole                    20265
Scotts Companies               COM              810186106     1749    32300 SH       Sole                    32300
Southwestern Energy            COM              845467109      987    32255 SH       Sole                    32255
Staples Inc                    COM              855030102     1803   111340 SH       Sole                   111340
Stryker Corp                   COM              863667101     1290    23250 SH       Sole                    23250
Tellabs Inc                    COM              879664100       81    20000 SH       Sole                    20000
Transocean Sedco Forex         COM              8817h1009     1228    22443 SH       Sole                    22443
United Parcel Service          COM              911312106     1328    16450 SH       Sole                    16450
United Technologies            COM              913017109     2697    32514 SH       Sole                    32514
Visa Inc.                      COM              92826c839     2160    18305 SH       Sole                    18305
Wal Mart Stores Inc            COM              931142103     3958    64672 SH       Sole                    64672
Wal-Mart de Mexico Non-Par Ord COM              p98180105       51    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1605    46999 SH       Sole                    46999
Western Union Company          COM              959802109     1546    87825 SH       Sole                    87825
Windstream Corp                COM              9738w1041      149    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1429    22235 SH       Sole                    22235
ISHARES TR S&P 100 IDX FD      IDX              464287101     5488    85703 SH       Sole                    85703
Schwab Strategic TR US Sml Cap IDX              808524607     5033   135747 SH       Sole                   135747
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     3226    39538 SH       Sole                    39538
Vanguard Tax-Managed Europe PA IDX              921943858     3736   109795 SH       Sole                   109795
iShares Russell 2000 Growth In IDX              464287648      451     4725 SH       Sole                     4725
iShares Russell 2000 Index Fun IDX              464287655      222     2675 SH       Sole                     2675
iShares S & P 500              IDX              464287200      720     5099 SH       Sole                     5099
ishares Russell 1000 Growth In IDX              464287614     7046   106633 SH       Sole                   106633
ishares Russell Mid Cap Growth IDX              464287481      439     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      338     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $94,872
List of Other Included Managers:
No.		13F File Number		Name